Average Annual Total Returns - First Trust Active Factor Large Cap ETF	First Trust Active Factor Large Cap ETF 1 Year	First Trust Active Factor Large Cap ETF Since Inception	First Trust Active Factor Large Cap ETF Inception Date	First Trust Active Factor Large Cap ETF After tax on distributions 1 Year	First Trust Active Factor Large Cap ETF After tax on distributions Since Inception	First Trust Active Factor Large Cap ETF After tax on distributions and sale of fund shares 1 Year	First Trust Active Factor Large Cap ETF After tax on distributions and sale of fund shares Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.34%	13.05%	Dec. 03, 2019	9.68%	12.34%	6.07%	9.60%	18.40%	21.98%